Offerings	May 01, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A common stock, $0.0001 par value per share
Amount Registered | shares	32,702,126
Proposed Maximum Offering Price per Unit	25.00
Maximum Aggregate Offering Price	$ 817,553,150.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 112,904.09
Offering Note	(1A) Includes shares of our Class A common stock, par value $0.0001 per share ("Class A common stock"), issuable upon exercise of the underwriters' option to purchase additional shares of Class common stock, if any. (1B) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act of 1933, as amended.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A common stock, $0.0001 par value per share
Maximum Aggregate Offering Price	$ 100,000,000.00
Amount of Registration Fee	$ 13,810.00
Offering Note	(2A) Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(o) under the Securities Act of 1933, as amended. (2B) See note (1A) above.